Debt (Note Payable To H&L Construction) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt [Abstract]
Imputed interest discount rate	5.00%
Note payable maturity date	Jan. 01, 2015
Mineral rights owned and pledged as collateral, carrying amount	$ 11.1	$ 11.3